AXP(R)
     Small Company
         Index
              Fund

2002 SEMIANNUAL REPORT

AXP Small Company Index Fund seeks to provide shareholders with long-term capital appreciation.

American
   Express(R)
 Funds

AMERICAN
   EXPRESS(R)

(photo of) Arne H. Carlson

From the Chairman

Arne H. Carlson
Chairman of the board

Dear Shareholders,

It is a very difficult period for investors caused by corporate management misconduct and its impact on the market as well as the economy. The integrity of corporations at large is being questioned. However, there is optimism that the resulting reforms will give Americans the kind of integrity they deserve. Many corporate leaders are strongly supportive of these reforms. We all have a right to expect financial statements to be fully accurate and business leaders to place the interests of shareholders above personal desires. Your Board is truly independent, comprised of 12 members (nominated by independent members) and three recommended by American Express Financial Corporation. These individuals come from a variety of geographic areas with the diverse skill sets necessary to oversee the operations of the Fund. Investment performance is, and remains, our primary concern.

The Fund's auditors, KPMG LLP, are truly independent of American Express Financial Corporation. KPMG serves the interest of shareholders by supporting the work of the Board and certifying unbiased financial reports.

The Board has confidence in Ted Truscott, American Express Financial Corporation's new Chief Investment Officer, and shares his enthusiasm in the management changes he has effected to improve the investment performance of all American Express funds. These changes include the hiring of several new portfolio managers and investment leaders and the addition of eight sub-advised funds. The focus of the Board and American Express Financial Corporation is simple; we strive for consistent, competitive investment performance.

If you were a shareholder of record on September 14, you will receive a proxy statement for a shareholder meeting to be held on November 13, 2002. Please take time to consider each proposal and vote promptly.

On behalf of the Board,

Arne H. Carlson


CONTENTS

From the Chairman                                        2

Economic and Market Update                               3

Fund Snapshot                                            5

Questions & Answers with Portfolio Management            6

Investments in Securities                                9

Financial Statements                                    18

Notes to Financial Statements                           21

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2 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT

Economic and Market Update
         FROM CIO WILLIAM F. "TED" TRUSCOTT

(photo of) William F. "Ted" Truscott

William F. "Ted" Truscott
Chief Investment Officer
American Express Financial Corporation

Dear Shareholders,

Major U.S. financial markets lost ground for the three-month period ending July 31, 2002, although a late rally put them above earlier lows. The same factors that have driven markets down for most of the year so far were still in play during this period. These include concerns about the truthfulness of accounting practices and the perception that stocks remain too expensive relative to company earnings. I expect we'll need to see consistent improvement in earnings before stocks rebound significantly. If corporate revenue growth becomes apparent and widespread, it will effectively make stock valuations cheaper. Increased demand should then have a positive impact on prices.

Economic fundamentals have continued to look positive despite volatility in the financial markets. Inflation and interest rates remain low, unemployment and job growth are at reasonable levels, and there are signs that business spending is beginning to pick up. In addition, a weaker dollar should help U.S. companies that export goods overseas, even though it crimps our wallets when we travel abroad. These and other factors make it highly unlikely that we will experience a so-called "double-dip" recession. I remain optimistic about the direction of the economy and believe that, eventually, markets will start paying attention to these very favorable conditions.

Nevertheless, we should remember that risk still exists. For one, bonds have been experiencing their own bear market. This has created something of a credit crunch for businesses, as liquidity declines and spreads widen. Related to this has been a crisis of confidence -- the unfortunate legacy of recent corporate scandal. In some cases, investors who thought they were buying high-quality corporate bonds were actually getting riskier high-yield securities due to dishonest accounting. Everyone agrees that some type of reform is needed, but the challenge for regulators will be to discourage misleading practices without sacrificing entrepreneurial incentive. Prudent regulation will boost confidence, while misguided efforts will simply make markets less efficient.

What I think all investors need to understand is that we're still working through the excess capacity and inflated demand forecasts that were created in the late `90s. This process has been painful, but it has helped to reorient expectations to levels that are more sustainable. Historically speaking, the late `90s were an aberration and will likely not be repeated soon.

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3 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT



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Economic and Market Update

However, a more sober outlook need not be cause for special concern. We should all ask ourselves, "Have my goals changed in the last couple of years?" For many of us, the answer will be "no." If you're saving for long-term goals like retirement, I would still advise a substantial weighting in equities for your portfolio. Over time, stocks will probably continue to outperform bonds or other investments. And if you're in retirement or getting close, you may want to invest more heavily in bonds and cash, with a smaller portion devoted to equities.

See your financial advisor or retirement plan administrator for more information about different types of securities and asset allocation.

As always, thank you for investing with American Express Financial Advisors.

William F. Truscott

KEY POINTS
-- Economic fundamentals remain positive.

-- Credit "crunch" for business sector persists.

-- Re-evaluation of personal financial goals key.

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4 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT



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Fund Snapshot
         AS OF JULY 31, 2002

PORTFOLIO MANAGER

Portfolio manager                                           Jim Johnson
Tenure/since                                                     1/1/98
Years in industry                                                    12

Portfolio manager                                          David Factor
Tenure/since                                                    9/28/01
Years in industry                                                     6

FUND OBJECTIVE

For investors seeking long-term capital appreciation.

Inception dates
A: 8/19/96        B: 8/19/96        Y: 8/19/96

Ticker symbols
A: ISIAX          B: ISIBX          Y: ISCYX

Total net assets                                         $1.039 billion
Number of holdings                                    approximately 610

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

         STYLE
VALUE    BLEND   GROWTH
                       LARGE
                       MEDIUM  SIZE
           X           SMALL

PORTFOLIO ASSET MIX

Percentage of portfolio assets

(pie graph)

Common stocks 96.7%

Cash equivalents 3.3%

TOP FIVE SECTORS

Percentage of portfolio assets

Banks and savings & loans                                           8.1%
Computers & office equipment                                        7.7
Electronics                                                         7.4
Retail                                                              6.6
Health care                                                         6.2

TOP TEN HOLDINGS

Percentage of portfolio assets

Cephalon                                                            0.8%
Alliant Techsystems                                                 0.7
XTO Energy                                                          0.7
NVR                                                                 0.6
Cullen/Frost Bankers                                                0.6
Coventry Health Care                                                0.5
Pogo Producing                                                      0.5
Renal Care Group                                                    0.5
Toll Brothers                                                       0.5
Zebra Technologies Cl A                                             0.5

Stocks of small-sized companies may be subject to more abrupt or erratic price movements more so than stocks of larger companies. Some of these companies also may have fewer financial resources.

Fund holdings are subject to change.

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5 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT



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Questions & Answers
         WITH PORTFOLIO MANAGEMENT

Q:  How did the Fund perform for the six-month period ended July 31, 2002?

A: After enjoying a positive start in the first half of the period, the environment for small-cap stocks slowly deteriorated, and the period ended on a dramatically negative note. As a result, AXP Small Company Index Fund returned -15.28% for the six months (Class A shares, excluding sales charges), generally in line with its benchmark, the S&P SmallCap 600 Index, which returned -14.88%. By comparison, the Lipper Small-Cap Core Funds Index returned -17.29% over the same time period.

Q:  What factors significantly impacted performance?

A: The period began with a number of questions hanging over the equity markets. The U.S. was just a few months removed from the shocking terrorist attacks of September 2001 and still in the midst of a war effort in Afghanistan. The economy was fighting off a mild recession, which had taken a toll on corporate earnings. Corporate accounting scandals, which began with Enron but spread to other firms, were coming to light. In addition, the political state of the world was unsettled, with tensions rising in the Middle East and Asia.

(bar graph)
PERFORMANCE COMPARISON
For the six-month period ended July 31, 2002

  0%
 -5%
-10%      (bar 1)       (bar 2)       (bar 3)
-15%      -15.28%       -14.88%       -17.29%
-20%

(bar 1) AXP Small Compay Index Fund Class A (excluding sales charge)

(bar 2) S&P SmallCap 600 Index(1) (unmanaged)

(bar 3) Lipper Small-Cap Core Funds Index(2)

(1) Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity, (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The Fund may invest in stocks that may not be listed in the index.

(2) The Lipper Small-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class Y may vary from that shown above because of differences in sales charges and fees.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

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6 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote) > A number of changes were made to the Index during the period, and we adjusted the Fund's holdings accordingly. (end callout quote)

    This type of environment created significant concerns for investors. Initially, small-cap stocks seemed somewhat immune to the problems. Earnings for smaller companies began to rebound nicely, and investors seemed to reward that fact. As a result, the Fund gained more than 10% through March and April.

    The situation quickly deteriorated beginning in May, as investor confidence again began to slide in the wake of further disclosures related to corporate accounting issues. By July, the markets were in a virtual free fall, but enjoyed a quick rebound at the end of the month as investors began to recognize some of the bargains available in the market.

    During the period, we benefited from our holdings in automobile, consumer durable and personal product company stocks. These more traditionally defensive areas of the market were able to weather the bear market patterns better than most. Early in the period, financial services and energy stocks also performed well. Most of the portfolio's weakness could be attributed to poor returns in software, telecommunications, media, biotechnology and pharmaceutical stocks.

AVERAGE ANNUAL TOTAL RETURNS
as of July 31, 2002

At Net Asset
Value (NAV)(1)          Class A        Class B         Class Y

6 months*               -15.28%        -15.56%         -15.16%
1 year                  -13.33%        -13.95%         -13.23%
5 years                  +2.60%         +1.83%          +2.75%
10 years                   N/A            N/A             N/A
Since inception          +6.52%(2)      +5.72%(2)       +6.67%(2)

With Sales Charge       Class A        Class B         Class Y

6 months*               -20.14%        -19.78%         -15.16%
1 year                  -18.31%        -17.24%         -13.23%
5 years                  +1.39%         +1.68%          +2.75%
10 years                   N/A            N/A             N/A
Since inception          +5.47%(2)      +5.72%(2)       +6.67%(2)

(1) Excluding sales charge.

(2) Inception date was Aug. 19, 1996.

* Not annualized.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

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7 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT



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Questions & Answers

Q:  What changes did you make to the portfolio?

A: The only changes made to the Fund were those required to maintain consistency in tracking the performance of the S&P SmallCap 600 Index. A number of changes were made to the Index during the period, and we adjusted the Fund's holdings accordingly. In many cases, these changes affected stocks of certain companies that grew sufficiently to be shifted to the S&P MidCap 400 Index. The rest of the stocks were moved out of the Index either due to merger activity or a loss in value that made the stocks too insignificant to maintain in the Index.

Q:  What is your outlook for the next six months?

A: The bear market environment that began for equity markets more than two years ago has continued in full force. With ongoing questions about accounting issues and uncertainty related to rising global tensions, it is likely that the equity markets will remain quite volatile in the months to come. On the positive side, the U.S. economy has moved out of the recession that sidetracked it in 2001, and is again growing. Profits of smaller companies have improved more quickly than those of larger firms. That could lead investors to recognize that improvement and again spark a rally in small-cap stocks similar to what was experienced in March and April.

Q:  How are you positioning the Fund in light of your outlook?

A: As is always the case, market conditions will not alter the structure of the Fund. It will remain fully invested in the stocks represented in the S&P SmallCap 600 Index in order to generate returns that generally track the performance of the Index. Shareholders should consider an investment in this Fund to be part of a long-term portfolio strategy.

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8 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT

Investments in Securities

AXP Small Company Index Fund

July 31, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.6%)

Issuer                                                Shares            Value(a)

Aerospace & defense (1.6%)
AAR                                                  101,185            $884,357
Alliant Techsystems                                  118,488(b)        7,275,162
Armor Holdings                                        99,055(b)        1,418,468
BE Aerospace                                         109,279(b)        1,147,430
Curtiss-Wright                                        32,265           2,155,302
DRS Technologies                                      52,420(b)        1,876,636
EDO                                                   62,365           1,144,398
Kaman Cl A                                            71,154             964,137
Total                                                                 16,865,890

Airlines (0.7%)
Atlantic Coast Airlines Holdings                     143,208(b)        2,241,205
Frontier Airlines                                     93,823(b)          546,988
Mesa Air Group                                       104,708(b)          736,097
Midwest Express Holdings                              43,969(b)          363,624
SkyWest                                              181,378           3,480,644
Total                                                                  7,368,558

Automotive & related (2.2%)
Central Parking                                      114,027           2,400,268
GenCorp                                              136,928           1,508,947
Intermet                                              81,833             653,846
Midas                                                 47,551             418,449
Myers Inds                                            75,836           1,249,777
O'Reilly Automotive                                  168,033(b)        4,735,169
Oshkosh Truck                                         53,650           2,948,067
Smith (AO)                                            88,989           2,558,433
SPS Technologies                                      41,738(b)        1,260,488
Standard Motor Products                               39,775             648,333
TBC                                                   67,063(b)          939,553
Titan Intl                                            65,968             226,930
Tower Automotive                                     208,948(b)        1,565,021
Winnebago Inds                                        59,628           2,119,775
Total                                                                 23,233,056

Banks and savings & loans (8.1%)
American Financial Holdings                           74,078           2,114,186
Anchor BanCorp Wisconsin                              79,034           1,713,457
Boston Private Financial Holdings                     71,049           1,624,891
Chittenden                                           102,289           2,976,610
Commercial Federal                                   143,813           3,775,091
Community First Bankshares                           126,583           3,212,677
Cullen/Frost Bankers                                 162,638           5,952,550
Dime Community Bancshares                             82,235           2,116,729
Downey Financial                                      89,540           3,811,718
East West Bancorp                                     74,898           2,590,722
First BanCorp                                         84,422(c)        3,106,730
First Midwest Bancorp                                153,842           4,382,958
First Republic Bank                                   43,427(b)          977,108
FirstFed Financial                                    54,764(b)        1,477,533
GBC Bancorp                                           36,608             781,581
Hudson United Bancorp                                143,553           4,048,195
MAF Bancorp                                           73,484           2,557,243
Provident Bankshares                                  79,812           1,873,188
Riggs Natl                                            90,480           1,177,145
Seacoast Financial Services                           76,970           1,606,364
South Financial Group                                127,924           2,625,256
Southwest Bancorp of Texas                           105,790(b)        3,929,041
Staten Island Bancorp                                195,767           3,860,525
Sterling Bancshares                                  139,045           1,888,231
Susquehanna Bancshares                               124,975           2,638,472
TrustCo Bank NY                                      229,472           2,859,221
UCBH Holdings                                         62,257           2,560,630
United Bankshares                                    135,667           4,003,533
Washington Federal                                   201,678           5,041,949
Whitney Holding                                      126,376           4,007,383
Total                                                                 85,290,917

Beverages & tobacco (0.3%)
Coca-Cola Bottling                                    27,899           1,330,782
DIMON                                                141,775             808,118
Schweitzer-Mauduit Intl                               47,276           1,049,527
Total                                                                  3,188,427

Building materials & construction (5.1%)
Apogee Enterprises                                    89,924           1,063,801
Building Materials Holding                            41,471(b)          526,682
Butler Mfg                                            20,003             511,077
Elcor                                                 61,518           1,276,499
EMCOR Group                                           47,164(b)        2,523,274
Fleetwood Enterprises                                111,055             460,878
Florida Rock Inds                                     90,260           3,068,840
Hughes Supply                                         75,701           2,746,432
Insituform Technologies Cl A                          84,375(b)        1,418,344

See accompanying notes to investments in securities.

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9 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT



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Common stocks (continued)

Issuer                                                Shares            Value(a)

Building materials & construction (cont.)
Lennox Intl                                          181,492          $3,012,767
M.D.C. Holdings                                       85,822           3,570,194
Massey Energy                                        237,650           1,744,351
Monaco Coach                                          91,384(b)        1,644,912
NVR                                                   22,879(b)        6,600,591
Ryland Group                                          86,420           3,534,578
Simpson Mfg                                           38,759(b)        2,300,347
Skyline                                               26,658             865,052
Standard Pacific                                     102,487           2,690,284
Texas Inds                                            66,657           1,839,067
Toll Brothers                                        224,910(b)        5,139,193
Tredegar                                             121,754           2,130,695
Universal Forest Products                             56,874           1,080,606
URS                                                   59,418(b)        1,322,051
Watts Inds Cl A                                       84,263           1,491,455
Total                                                                 52,561,970

Chemicals (2.8%)
Arch Chemicals                                        70,947           1,479,245
Cambrex                                               82,495           3,159,559
Chemed                                                31,045           1,036,903
ChemFirst                                             44,859           1,295,528
Georgia Gulf                                         101,668           2,358,698
Ionics                                                55,631(b)        1,237,790
MacDermid                                            102,442           2,048,840
OM Group                                              89,450           4,096,809
Omnova Solutions                                     125,754(b)          716,798
Penford                                               24,218             397,902
PolyOne                                              289,492           2,874,656
Quaker Chemical                                       29,183             585,119
Tetra Tech                                           167,933(b)        1,462,696
TETRA Technologies                                    44,875(b,e)        843,650
Waste Connections                                     87,898(b)        2,838,226
WD-40                                                 50,633           1,254,179
Wellman                                              101,123           1,441,003
Total                                                                 29,127,601

Communications equipment & services (0.7%)
Allen Telecom                                         96,759(b)          419,934
Boston Communications Group                           54,743(b)          538,124
C-COR.net                                            115,111(b)          529,511
Captaris                                             101,291(b)          259,305
Catapult Communications                               41,445(b)          518,891
Concerto Software                                     38,746(b)          242,163
Digi Intl                                             70,440(b)          190,188
DMC Stratex Networks                                 261,735(b)          615,077
General Communication Cl A                           175,742(b)          680,122
Harmonic                                             189,106(b)          330,936
Metro One Telecommunications                          77,906(b)        1,156,903
Network Equipment Technologies                        70,247(b)          273,963
SymmetriCom                                           70,654(b)          236,691
Tollgrade Communications                              43,058(b)          534,780
ViaSat                                                82,242(b)          395,584
Total                                                                  6,922,172

Computer software & services (0.2%)
Adaptec                                              336,432(b)        1,984,949

Computers & office equipment (7.8%)
American Management Systems                          132,960(b)        1,801,608
Analysts Intl                                         76,871             244,450
ANSYS                                                 46,830(b)          975,469
Artesyn Technologies                                 121,914(b)          432,795
Aspen Technology                                     112,725(b)          479,081
Avid Technology                                       83,335(b)          856,684
Aware                                                 72,007(b)          185,058
BARRA                                                 69,283(b)        2,333,451
Black Box                                             64,283(b)        2,173,408
Brooktrout                                            38,803(b)          194,015
CACI Intl Cl A                                        90,176(b)        3,091,233
Carreker                                              74,048(b)          684,944
Ciber                                                193,164(b)        1,110,693
Cognex                                               140,327(b)        2,156,826
Computer Task Group                                   66,291(b)          225,389
Concord Communications                                53,950(b)          363,084
Dendrite Intl                                        126,675(b)          681,512
eFunds                                               147,860(b)        1,484,514
Engineered Support Systems                            33,160           1,592,675
ePresence                                             72,450(b)          213,728
FactSet Research Systems                             106,722           2,782,243
Fair, Isaac & Co                                     110,192           3,928,344
FileNet                                              113,004(b)        1,570,982
Global Payments                                      116,592           3,031,392
HNC Software                                         113,213(b)        2,048,023
Hutchinson Technology                                 80,387(b)        1,376,225
Hyperion Solutions                                   105,766(b)        2,175,607
Insight Enterprises                                  145,038(b)        1,653,433
Inter-Tel                                             76,852           1,604,670
Intermagnetics General                                52,640(b)          668,528
JDA Software Group                                    88,860(b)        1,244,040
Kronos                                                62,464(b)        1,996,349
Manhattan Associates                                  90,942(b)        2,022,732
MapInfo                                               48,046(b)          334,881
MAXIMUS                                               72,392(b)        1,717,138
Mercury Computer Systems                              68,739(b)        1,339,036
MICROS Systems                                        55,611(b)        1,406,958
Midway Games                                         153,130(b)          704,398
MRO Software                                          73,390(b)          605,468

See accompanying notes to investments in securities.

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10 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT



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Common stocks (continued)

Issuer                                                Shares            Value(a)

Computers & office equipment (cont.)
NDCHealth                                            108,573          $2,344,091
Netegrity                                            107,966(b)          245,083
NYFIX                                                 97,514(b)          468,067
PC-Tel                                                63,645(b)          381,870
Pegasus Solutions                                     78,692(b)        1,254,350
Phoenix Technologies                                  82,645(b)          616,532
Pinnacle Systems                                     186,390(b)        1,729,699
Planar Systems                                        40,880(b)          774,267
PRG-Schultz Intl                                     202,741(b)        2,183,521
Progress Software                                    113,410(b)        1,579,801
QRS                                                   49,955(b)          390,648
RadiSys                                               55,451(b)          518,467
Rainbow Technologies                                  84,722(b)          403,277
Roxio                                                 60,923(b)          293,040
SCM Microsystems                                      49,555(b)          519,832
SERENA Software                                      128,010(b)        1,333,864
SPSS                                                  53,478(b)          685,588
Standard Register                                     88,559           2,116,560
Systems & Computer Technology                        105,653(b)          893,824
Take-Two Interactive Software                        117,009(b)        2,426,767
TALX                                                  44,210             421,852
THQ                                                  124,939(b)        3,108,482
Verity                                               113,221(b)        1,268,075
Watson Wyatt & Co Holdings                           104,790(b)        2,001,489
ZixIt                                                 56,152(b)          165,648
Total                                                                 81,615,758

Electronics (7.5%)
Actel                                                 77,647(b)        1,135,199
Advanced Energy Inds                                 101,798(b)        1,503,556
Aeroflex                                             190,544(b)        1,448,134
Alliance Semiconductor                               122,024(b)          636,965
Analogic                                              41,949           1,707,324
Anixter Intl                                         118,346(b)        2,556,274
AstroPower                                            69,055(b)        1,017,871
ATMI                                                  97,047(b)        1,753,639
Audiovox Cl A                                         72,687(b)          499,360
Axcelis Technologies                                 310,818(b)        2,486,544
AXT  7                                                 1,259(b)          552,257
BEI Technologies                                      45,752             503,272
Bel Fuse Cl A                                         34,660             771,185
Belden                                                79,058           1,292,598
Bell Microproducts                                    61,354(b)          311,065
Benchmark Electronics                                 76,573(b)        2,010,807
Brooks-PRI Automation                                106,793(b)        2,031,203
Brush Engineered Materials                            52,870(b)          528,700
C&D Technologies                                      82,458           1,267,379
Cable Design Technologies                            140,785(b)          908,063
Cohu                                                  65,691           1,007,043
CTS                                                  105,896             815,399
Cymer                                                107,238(b)        3,001,591
Dionex                                                67,610(b)        1,724,731
DSP Group                                             85,835(b)        1,442,886
DuPont Photomasks                                     56,758(b)        1,437,680
Electro Scientific Inds                               87,319(b)        1,568,249
Electroglas                                           67,164(b)          254,552
ESS Technology                                       145,036(b)        1,885,468
Esterline Technologies                                65,805(b)        1,168,039
Exar                                                 123,917(b)        2,065,696
Gerber Scientific                                     70,190(b)          138,976
Harman Intl Inds                                     103,114           4,444,212
Helix Technology                                      82,898           1,053,634
Itron                                                 65,875(b)        1,040,166
Kopin                                                220,180(b)        1,439,977
Kulicke & Soffa Inds                                 156,469(b)        1,029,566
MagneTek                                              71,551(b)          461,504
Methode Electronics Cl A                             114,371           1,115,003
Microsemi                                             91,719(b)          495,283
Park Electrochemical                                  62,000           1,240,000
Paxar                                                126,157(b)        2,037,436
Pericom Semiconductor                                 80,909(b)          759,736
Photon Dynamics                                       53,999(b)        1,408,294
Photronics                                            96,530(b)        1,173,805
Pioneer-Standard Electronics                         100,842             887,410
Power Integrations                                    89,693(b)        1,336,426
Rogers                                                50,162(b)        1,294,180
Rudolph Technologies                                  51,418(b)          780,628
SBS Technologies                                      46,313(b)          370,504
Skyworks Solutions                                   428,553(b)        1,242,804
Standard Microsystems                                 50,692(b)          954,023
Technitrol                                           127,246           2,385,863
Therma-Wave                                           91,523(b)          234,299
Three-Five Systems                                    68,311(b)          413,282
Trimble Navigation                                    89,502(b)        1,171,581
Triumph Group                                         50,231(b)        1,986,636
Ultratech Stepper                                     71,708(b)        1,046,220
Varian Semiconductor Equipment Associates            105,312(b)        2,767,599
Veeco Instruments                                     92,266(b)        1,254,818
Vicor                                                134,668(b)          868,609
X-Rite                                                64,147             478,537
Total                                                                 78,603,740

Energy (3.6%)
Atmos Energy                                         131,095           2,785,769
Brown (Tom)                                          124,462(b)        2,862,626
Cabot Oil & Gas Cl A                                 101,477           2,120,869
Frontier Oil                                          82,865           1,193,256

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Energy (cont.)
Key Production                                        44,712(b)         $760,104
Newfield Exploration                                 140,806(b)        4,441,021
Nuevo Energy                                          54,251(b)          620,089
NUI                                                   50,041             959,286
Patina Oil & Gas                                      86,241           2,022,351
Pogo Producing                                       172,415           5,344,865
St. Mary Land & Exploration                           88,295           1,801,218
Stone Energy                                          83,668(b)        2,843,039
Swift Energy                                          85,245(b)        1,130,349
Vintage Petroleum                                    200,451           1,759,960
XTO Energy                                           393,584           7,064,833
Total                                                                 37,709,635

Energy equipment & services (2.1%)
Atwood Oceanics                                       43,902(b)        1,439,986
Cal Dive Intl                                        116,671(b)        2,237,750
Carbo Ceramics                                        47,882           1,604,047
Dril-Quip                                             54,927(b)          972,208
Evergreen Resources                                   59,082(b)        2,082,641
Input/Output                                         161,841(b)        1,149,071
Lone Star Technologies                                90,619(b)        1,442,654
Oceaneering Intl                                      78,044(b)        1,619,413
Plains Resources                                      75,710(b)        1,813,255
Prima Energy                                          40,662(b)          652,625
Remington Oil & Gas                                   82,368(b)        1,284,941
SEACOR SMIT                                           64,113(b)        2,546,567
Unit                                                 114,601(b)        1,799,236
Veritas DGC                                           98,438(b)        1,212,756
Total                                                                 21,857,150

Financial services (1.7%)
Bowne & Co                                           106,365           1,276,380
Delphi Financial Group Cl A                           65,001           2,590,290
Financial Federal                                     53,099(b)        1,540,402
Insurance Auto Auctions                               38,802(b)          731,418
Jefferies Group                                       84,988           3,391,021
Kansas City Southern                                 190,816(b)        3,102,668
Raymond James Financial                              154,510           4,202,672
SWS Group                                             54,776             616,778
Total                                                                 17,451,629

Food (2.3%)
American Italian Pasta Cl A                           57,006(b)        2,356,628
Corn Products Intl                                   112,848           3,097,677
Delta & Pine Land                                    121,653           2,343,037
Fleming Companies                                    170,882           2,349,628
Hain Celestial Group                                 107,642(b)        1,602,789
Intl Multifoods                                       60,433(b)        1,402,046
J & J Snack Foods                                     28,001(b)        1,118,640
Lance                                                 92,253           1,153,163
Nash Finch                                            37,820             890,661
Performance Food Group                               139,778(b)        4,615,469
Ralcorp Holdings                                      95,076(b)        2,357,885
United Natural Foods                                  60,446(b)        1,113,415
Total                                                                 24,401,038

Furniture & appliances (1.6%)
Aaron Rents                                           68,191           1,469,516
Bassett Furniture Inds                                37,329             537,911
Briggs & Stratton                                     68,754           2,380,263
Ethan Allen Interiors                                123,047           3,841,527
Fedders                                              102,145             240,041
Interface                                            162,110             810,550
La-Z-Boy                                             193,235           4,328,464
Natl Presto Inds                                      21,749             614,627
Royal Appliance Mfg                                   41,454(b)          236,288
Salton                                                34,912(b)          374,955
Thomas Inds                                           48,550           1,291,430
Total                                                                 16,125,572

Health care (6.3%)
Alpharma Cl A                                        162,642           1,815,085
ArthoCare                                             69,391(b)          891,674
Bio-Technology General                               185,607(b)          747,996
Biosite                                               46,705(b)          943,441
Cephalon                                             174,846(b)        8,392,607
Coherent                                              91,727(b)        2,112,473
Conmed                                                90,626(b)        1,653,925
Cooper Companies                                      48,380           2,123,882
Cygnus                                               121,271(b)          252,244
Datascope                                             46,941           1,222,813
Diagnostic Products                                   90,069           3,233,477
Enzo Biochem                                          90,252(b)        1,194,034
Haemonetics                                           84,132(b)        2,233,705
Hologic                                               61,201(b)          782,761
ICU Medical                                           44,045(b)        1,476,785
IDEXX Laboratories                                   107,848(b)        3,154,554
INAMED                                                65,957(b)        1,148,971
Invacare                                              98,240           3,286,128
Medicis Pharmaceutical Cl A                           97,647(b)        4,093,361
Mentor                                                74,245           2,362,476
MGI Pharma                                            79,576(b)          405,042
Noven Pharmaceuticals                                 71,506(b)          679,235
Osteotech                                             53,790(b)          424,941
Priority Healthcare Cl B                             139,561(b)        2,922,407
Regeneron Pharmaceuticals                            139,714(b)        2,403,081
ResMed                                               102,517(b)        2,779,236
Respironics                                          105,126(b)        3,366,135

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Health care (cont.)
Syncor Intl                                           78,722(b)       $2,312,852
Techne                                               131,989(b)        3,649,496
Theragenics                                           94,492(b)          505,532
Viasys Healthcare                                     82,758(b)        1,212,405
Vital Signs                                           40,937           1,377,121
Total                                                                 65,159,875

Health care services (5.3%)
Accredo Health                                        99,287(b)        4,736,089
AmeriPath                                             96,860(b)        1,574,944
AmSurg                                                64,770(b)        1,932,737
ArQule                                                67,414(b)          445,607
Cerner                                               112,441(b)        4,879,939
Coventry Health Care                                 187,092(b)        5,640,824
CryoLife                                              62,056(b)          613,113
Curative Health Services                              36,731(b)          646,466
DIANON Systems                                        38,560(b)        1,498,056
IMPATH                                                51,723(b)          671,365
Mid Atlantic Medical Services                        149,666(b)        4,873,125
Orthodontic Centers of America                       162,528(b)        2,283,518
Owens & Minor                                        108,123           1,594,814
PAREXEL Intl                                          79,452(b)          942,301
Pediatrix Medical Group                               84,741(b)        2,525,282
Pharmaceutical Product Development                   175,191(b)        4,037,802
Province Healthcare                                  151,396(b)        2,906,803
RehabCare Group                                       55,121(b)        1,073,757
Renal Care Group                                     158,650(b)        5,140,260
Sierra Health Services                                89,295(b)        2,031,461
Sunrise Assisted Living                               71,353(b)        1,803,090
SurModics                                             54,011(b)        1,418,869
US Oncology                                          302,368(b)        2,213,334
Total                                                                 55,483,556

Household products (1.0%)
Action Performance Companies                          57,057(b)        1,586,185
Applica                                               74,184(b)          708,457
Enesco Group                                          43,952(b,e)        321,289
JAKKS Pacific                                         70,891(b)          818,791
Libbey                                                48,818           1,449,895
Nature's Sunshine Products                            51,141             534,935
Scotts Cl A                                           94,068(b)        4,280,094
Sola Intl                                             77,547(b)          647,517
Total                                                                 10,347,163

Industrial equipment & services (3.9%)
Applied Industrial Technologies                       60,936             965,836
Arctic Cat                                            74,169           1,099,926
Astec Inds                                            62,423(b)          820,238
Barnes Group                                          59,607           1,167,105
Clarcor                                               78,764           2,310,936
FLIR Systems                                          53,070(b)        2,170,563
Flow Intl                                             48,516(b)          265,383
G & K Services Cl A                                   65,641           1,979,733
Gardner Denver                                        50,360(b)          934,178
Graco                                                150,766           3,769,150
IDEX                                                 102,884           3,204,837
JLG Inds                                             135,600           1,220,400
Keithley Instruments                                  50,005             732,573
Kroll                                                 97,896(b)        2,094,974
Lawson Products                                       30,541             824,302
Lindsay Mfg                                           37,201             803,542
Lydall                                                50,801(b)          629,932
Manitowoc                                             76,414           2,491,096
Milacron                                             107,087             812,790
Regal Beloit                                          79,346           1,479,803
Robbins & Myers                                       44,224             916,321
Roper Inds                                            99,019           2,945,815
Timken                                               190,401           3,800,404
Toro                                                  39,147           1,957,350
Watsco                                                85,384           1,212,453
Wolverine Tube                                        38,891(b)          245,013
Total                                                                 40,854,653

Insurance (2.5%)
First American                                       226,847           4,321,435
Fremont General                                      230,650             973,343
Hilb, Rogal & Hamilton                                90,640           3,902,052
Hooper Holmes                                        206,906           1,216,607
LandAmerica Financial Group                           58,990           1,890,630
Philadelphia Consolidated Holding                     68,408(b)        2,752,054
Presidential Life                                     93,187           1,663,388
RLI                                                   31,491           1,654,852
SCPIE Holdings                                        29,590             171,030
Selective Insurance Group                             82,097           2,095,115
Stewart Information Services                          57,152(b)        1,037,309
Trenwick Group                                       116,839(c)          549,143
UICI                                                 152,105(b)        2,570,575
Zenith Natl Insurance                                 59,167           1,627,093
Total                                                                 26,424,626

Leisure time & entertainment (1.7%)
Argosy Gaming                                         91,634(b)        2,258,778
Aztar                                                118,293(b)        1,656,102
Bally Total Fitness Holdings                         104,320(b)        1,540,806
Coachmen Inds                                         51,161             726,486
Concord Camera                                        87,310(b)          331,778
Huffy                                                 33,054(b,e)        191,713

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Leisure time & entertainment (cont.)
K2                                                    56,984(b)         $439,347
Pinnacle Entertainment                                82,298(b)          666,614
Polaris Inds                                          73,728           5,014,241
Shuffle Master                                        56,475(b)          965,723
Thor Inds                                             90,194           2,724,761
WMS Inds                                             101,780(b)        1,073,779
Total                                                                 17,590,128

Media (0.9%)
4 Kids Entertainment                                  39,987(b)          799,740
Advanced Marketing Services                           61,026             900,134
ADVO                                                  63,766(b)        2,194,826
Consolidated Graphics                                 41,962(b)          688,177
Harland (John H)                                      92,825           2,254,718
Information Holdings                                  69,125(b)        1,271,900
Information Resources                                 93,839(b)          464,503
Thomas Nelson                                         45,642             572,807
Total                                                                  9,146,805

Metals (2.1%)
Castle (AM)                                           46,793             374,344
Century Aluminum                                      65,284             554,914
Cleveland-Cliffs                                      32,363             789,657
Commercial Metals                                     86,744           1,619,510
Commonwealth Inds                                     50,812             322,656
IMCO Recycling                                        48,662(b)          435,525
Material Sciences                                     46,867(b)          718,940
Maverick Tube                                        127,120(b)        1,324,590
Mueller Inds                                         107,442(b)        2,772,004
Quanex                                                45,004           1,584,141
Reliance Steel & Aluminum                            100,561           2,493,913
RTI Intl Metals                                       66,033(b)          631,275
Ryerson Tull                                          78,813             752,664
Shaw Group                                           132,753(b)        3,097,128
Steel Dynamics                                       150,438(b)        2,560,455
Steel Technologies                                    30,383             334,213
Stillwater Mining                                    136,918(b)        1,300,721
Total                                                                 21,666,650

Miscellaneous (1.6%)
ABM Inds                                             157,054           2,591,391
Advanced Medical Optics                               91,225(b)          930,495
American States Water                                 48,070           1,057,540
Champion Enterprises                                 154,729(b)          622,011
Cross (AT) Cl A                                       51,600(b)          357,072
Philadelphia Suburban                                217,953           4,315,469
PolyMedica                                            38,426(b)        1,257,299
Radiant Systems                                       87,665(b)          683,787
SCP Pool                                              85,794(b)        2,131,981
Supertex                                              39,585(b)          487,291
Sybron Dental Specialties                            120,445(b)        1,579,034
Ultimate Electronics                                  44,483(b)          678,366
Total                                                                 16,691,736

Multi-industry conglomerates (4.5%)
Acuitiy Brands                                       131,263           1,726,108
Administaff                                           88,910(b)          666,825
Arbitron                                              93,001(b)        3,101,583
Baldor Electric                                      107,934           2,360,517
Brady Cl A                                            73,157           2,011,818
CDI                                                   61,052(b)        1,730,214
Corinthian Colleges                                  136,248(b)        4,298,624
CUNO                                                  52,561(b)        1,716,642
Franklin Covey                                        63,282(b)          145,549
Griffon                                              105,623(b,e)      1,594,907
Hall, Kinion & Associates                             39,214(b)          260,773
Heidrick & Struggles Intl                             57,471(b)          893,674
Imagistics Intl                                       62,244(b)        1,058,770
ITT Educational Services                             145,532(b)        2,292,129
Labor Ready                                          129,905(b)          914,531
Meade Instruments                                     52,371(b)          222,577
MemberWorks                                           43,908(b)          658,620
Mobile Mini                                           45,242(b)          634,293
New England Business Service                          41,322             981,398
On Assignment                                         85,276(b)          681,355
Pre-Paid Legal Services                               64,010(b)        1,293,642
SOURCECORP                                            55,280(b)        1,170,278
Spherion                                             186,751(b)        1,516,418
Standex Intl                                          38,425             805,388
StarTek                                               44,808(b)        1,008,180
Teledyne Technologies                                101,564(b)        1,579,320
Triarc Companies                                      64,985(b)        1,612,928
Valmont Inds                                          76,341           1,660,417
Volt Information Sciences                             48,364(b)          957,607
Woodward Governor                                     35,931           1,838,230
Zebra Technologies Cl A                              100,132(b)        5,053,662
Total                                                                 46,446,977

Paper & packaging (0.8%)
AptarGroup                                           114,049           3,412,345
Buckeye Technologies                                 110,509(b)          898,438
Caraustar Inds                                        88,496             960,182
Chesapeake                                            48,170           1,011,570
Deltic Timber                                         37,861           1,060,487
Pope & Talbot                                         49,613             838,460
Total                                                                  8,181,482

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Real estate investment trust (1.3%)
Colonial Properties Trust                             69,685          $2,505,176
Essex Property Trust                                  59,035           3,010,785
Glenborough Realty Trust                              87,750           1,760,265
Kilroy Realty                                         87,997           2,135,687
Shurgard Storage Centers Cl A                        113,362           3,967,670
Total                                                                 13,379,583

Restaurants & lodging (3.7%)
Applebee's Intl                                      177,259           4,025,552
CEC Entertainment                                     88,856(b)        3,349,871
IHOP                                                  66,275(b)        1,815,935
Jack in the Box                                      126,116(b)        3,493,413
Landry's Restaurants                                  88,339           1,903,705
Lone Star Steakhouse & Saloon                         65,930           1,394,420
Luby's Cafeterias                                     71,213(b)          405,914
Marcus                                                93,107           1,377,984
O`Charley's                                           59,925(b)        1,291,384
P.F. Chang's China Bistro                             76,900(b)        2,400,818
Panera Bread Cl A                                     91,238(b)        2,933,302
Prime Hospitality                                    143,092(b)        1,409,456
RARE Hospitality Intl                                 69,425(b)        1,814,770
Ruby Tuesday                                         206,861           3,992,417
Ryan's Family Steak Houses                           138,742(b)        1,734,275
Sonic                                                127,568(b)        3,582,109
Steak n Shake                                         88,368(b)        1,148,784
Total                                                                 38,074,109

Retail (6.8%)
AnnTaylor Stores                                     139,596(b)        3,467,564
Casey's General Stores                               157,583           1,804,325
Cash America Intl                                     77,923             611,696
Cato Cl A                                             80,771           1,583,112
Checkpoint Systems                                   102,125(b)        1,115,205
Children's Place Retail Stores                        84,090(b)        1,594,346
Christopher & Banks                                   80,885(b)        2,750,899
Cost Plus                                             68,381(b)        1,673,283
CPI                                                   25,522             423,665
Dept 56                                               41,070(b)          575,801
Dress Barn                                           115,238(b)        1,613,332
Duane Reade                                           75,720(b)        1,120,656
Factory 2-U Stores                                    41,110(b)          479,343
Footstar                                              63,822(b)        1,113,694
Fossil                                               145,780(b)        2,688,183
Fred's                                                80,490           2,370,431
Goody's Family Clothing                              103,246(b)          413,087
Great Atlantic & Pacific Tea                         121,793(b)        1,496,836
Group 1 Automotive                                    73,124(b)        1,949,486
Gymboree                                              91,583(b)        1,236,371
Hancock Fabrics                                       59,838             924,497
Haverty Furniture Companies                           68,630             902,485
J. Jill Group                                         60,445(b)        1,347,924
Jo-Ann Stores Cl A                                    59,701(b)        1,547,450
Linens `N Things                                     139,582(b)        3,398,822
Men's Wearhouse                                      130,509(b)        2,667,604
NBTY                                                 210,217(b)        3,218,422
Pacific Sunwear of California                        104,284(b)        1,927,168
Pep Boys - Manny, Moe & Jack                         163,258           2,210,513
Phillips-Van Heusen                                   87,742           1,035,356
Regis                                                137,448           3,488,429
Russ Berrie                                           64,756           2,172,564
School Specialty                                      57,234(b)        1,344,427
ShopKo Stores                                         91,195(b)        1,506,541
Stein Mart                                           132,000(b)        1,062,600
Sturm, Ruger & Co                                     85,464           1,119,578
Too                                                  107,539(b)        2,689,550
United Stationers                                    107,276(b)        2,745,193
Wet Seal Cl A                                         95,480(b)        1,499,991
Zale                                                 108,379(b)        3,262,208
Total                                                                 70,152,637

Textiles & apparel (2.3%)
Angelica                                              27,409             459,101
Ashworth                                              41,950(b)          255,895
Brown Shoe                                            55,674           1,214,250
Burlington Coat Factory Warehouse                    141,100           2,610,350
Chico's FAS                                          260,612(b)        4,115,062
Genesco                                               69,403(b)        1,051,455
Haggar                                                20,266             226,979
Hot Topic                                             99,594(b)        1,548,687
K-Swiss Cl A                                          58,662           1,148,602
Kellwood                                              80,354           2,105,275
Nautica Enterprises                                  106,786(b)        1,266,482
Oshkosh B'Gosh Cl A                                   40,046           1,205,385
Oxford Inds                                           23,894             551,951
Quiksilver                                            70,567(b)        1,378,174
Russell                                              101,939           1,671,800
Stride Rite                                          133,445             927,443
Wolverine World Wide                                 131,997           1,867,758
Total                                                                 23,604,649

Transportation (2.1%)
Arkansas Best                                         78,800(b)        1,694,988
Forward Air                                           69,029(b)        1,498,620
Heartland Express                                    158,720(b)        3,168,051
Landstar System                                       25,732(b)        2,568,311
Offshore Logistics                                    70,709(b)        1,313,773
Roadway                                               61,539           1,806,785

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Transportation (cont.)
USFreightways                                         85,306          $2,786,094
Wabash Natl                                           73,173             580,262
Werner Enterprises                                   202,488           3,897,894
Yellow Corp                                           92,112(b)        2,302,800
Total                                                                 21,617,578

Utilities -- electric (1.2%)
Avista                                               151,688           1,858,178
Central Vermont Public Service                        37,007             645,772
CH Energy Group                                       51,930           2,571,054
El Paso Electric                                     160,469(b)        2,110,167
Green Mountain Power                                  18,164             318,597
NorthWestern                                          87,019           1,005,940
UIL Holdings                                          45,869           1,997,595
Unisource Energy                                     106,605           1,707,812
Total                                                                 12,215,115

Utilities -- gas (2.2%)
Cascade Natural Gas                                   35,119             690,088
Energen                                              109,142           2,695,807
Kirby                                                 76,651(b)        1,747,643
Laclede Group                                         59,895           1,366,804
New Jersey Resources                                  85,541           2,583,338
Northwest Natural Gas                                 80,694           2,267,501
Piedmont Natural Gas                                 103,689           3,504,689
Southern Union                                       174,663(b)        2,445,282
Southwest Gas                                        103,938           2,271,045
Southwestern Energy                                   81,311(b)          878,159
UG   I                                                87,447           2,710,857
Total                                                                 23,161,213

Total common stocks
(Cost: $1,171,176,910)                                            $1,024,506,597

Other (--%)

Issuer                                                Shares            Value(a)

Orbital Sciences
     Warrants                                          5,207(b)           $7,498

Total other
(Cost: $--)                                                               $7,498

Short-term securities (3.4%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

U.S. government agencies (2.4%)
Federal Home Loan Bank Disc Nt
     08-07-02                   1.72%               $700,000            $699,766
Federal Home Loan Mtge Corp Disc Nts
     08-09-02                   1.83               9,600,000           9,595,988
     09-24-02                   1.69                 600,000             598,451
Federal Natl Mtge Assn Disc Nts
     08-05-02                   1.85               6,300,000           6,298,528
     08-21-02                   1.74               1,300,000           1,298,774
     09-25-02                   1.73                 500,000             498,757
     10-23-02                   1.71               5,000,000           4,980,520
Total                                                                 23,970,784

Commercial paper (1.0%)
Gannett
     08-19-02                   1.75               3,000,000(d)        2,997,229
General Electric Capital
     08-01-02                   1.84               7,900,000           7,899,596
Total                                                                 10,896,825

Total short-term securities
(Cost: $34,868,280)                                                  $34,867,609

Total investments in securities
(Cost: $1,206,045,190)(f)                                         $1,059,381,704

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 2002, the value of foreign securities represented 0.4% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 6 to the financial statements):

     Type of security                                                  Contracts
     ---------------------------------------------------------------------------
     Purchase contracts
     Russell 2000 Index, Sept. 2002                                           49

(f) At July 31, 2002, the cost of securities for federal income tax purposes was approximately $1,206,045,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 140,808,000

     Unrealized depreciation                                       (287,471,000)
                                                                   ------------
     Net unrealized depreciation                                  $(146,663,000)
                                                                  -------------

--------------------------------------------------------------------------------
17 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT



Financial Statements

Statement of assets and liabilities

AXP Small Company Index Fund

July 31, 2002 (Unaudited)

Assets
Investments in securities, at value (Note 1)*
   (identified cost $1,206,045,190)                                                                  $1,059,381,704
Capital shares receivable                                                                                   190,768
Dividends and accrued interest receivable                                                                   382,754
Receivable for investment securities sold                                                                 4,433,168
                                                                                                          ---------
Total assets                                                                                          1,064,388,394
                                                                                                      -------------

Liabilities
Disbursements in excess of cash on demand deposit                                                         4,575,237
Capital shares payable                                                                                       42,171
Payable for investment securities purchased                                                                 258,173
Payable upon return of securities loaned (Note 5)                                                        20,115,080
Accrued investment management services fee                                                                   10,567
Accrued distribution fee                                                                                     15,563
Accrued service fee                                                                                              29
Accrued transfer agency fee                                                                                   6,009
Accrued administrative services fee                                                                           1,951
Other accrued expenses                                                                                      121,474
                                                                                                            -------
Total liabilities                                                                                        25,146,254
                                                                                                         ----------
Net assets applicable to outstanding capital stock                                                   $1,039,242,140
                                                                                                     ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                                             $    1,972,082
Additional paid-in capital                                                                            1,200,558,385
Net operating loss                                                                                       (2,809,562)
Accumulated net realized gain (loss) (Note 8)                                                           (14,121,333)
Unrealized appreciation (depreciation) on investments (Note 6)                                         (146,357,432)
                                                                                                       ------------
Total -- representing net assets applicable to outstanding capital stock                             $1,039,242,140
                                                                                                     ==============
Net assets applicable to outstanding shares:                Class A                                  $  629,961,531
                                                            Class B                                  $  398,976,341
                                                            Class Y                                  $   10,304,268
Net asset value per share of outstanding capital stock:     Class A shares        117,075,748        $         5.38
                                                            Class B shares         78,234,479        $         5.10
                                                            Class Y shares          1,897,923        $         5.43
                                                                                    ---------        --------------
*Including securities on loan, at value (Note 5)                                                     $   17,077,826
                                                                                                     --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT



Statement of operations

AXP Small Company Index Fund

Six months ended July 31, 2002 (Unaudited)

Investment income
Income:
Dividends                                                                                             $   4,294,396
Interest                                                                                                    359,294
   Less foreign taxes withheld                                                                               (2,514)
                                                                                                             ------
Total income                                                                                              4,651,176
                                                                                                          ---------
Expenses (Note 2):
Investment management services fee                                                                        2,255,030
Distribution fee
   Class A                                                                                                  904,715
   Class B                                                                                                2,349,777
Transfer agency fee                                                                                       1,098,686
Incremental transfer agency fee
   Class A                                                                                                   73,964
   Class B                                                                                                   79,663
Service fee -- Class Y                                                                                        5,043
Administrative services fees and expenses                                                                   375,224
Compensation of board members                                                                                 8,463
Custodian fees                                                                                               85,698
Printing and postage                                                                                        116,573
Registration fees                                                                                            86,817
Licensing fees                                                                                               10,937
Audit fees                                                                                                   11,250
Other                                                                                                        24,747
                                                                                                             ------
Total expenses                                                                                            7,486,587
   Earnings credits on cash balances (Note 2)                                                                (6,908)
                                                                                                             ------
Total net expenses                                                                                        7,479,679
                                                                                                          ---------
Investment income (loss) -- net                                                                          (2,828,503)
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                         5,186,778
   Futures contracts                                                                                     (4,262,857)
                                                                                                         ----------
Net realized gain (loss) on investments                                                                     923,921
Net change in unrealized appreciation (depreciation) on investments                                    (194,499,014)
                                                                                                       ------------
Net gain (loss) on investments                                                                         (193,575,093)
                                                                                                       ------------
Net increase (decrease) in net assets resulting from operations                                       $(196,403,596)
                                                                                                      =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT



Statements of changes in net assets

AXP Small Company Index Fund

                                                                                July 31, 2002         Jan. 31, 2002
                                                                             Six months ended            Year ended
                                                                                  (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                $   (2,828,503)       $   (4,485,937)
Net realized gain (loss) on investments                                               923,921            (1,653,854)
Net change in unrealized appreciation (depreciation) on investments              (194,499,014)           25,394,163
                                                                                 ------------            ----------
Net increase (decrease) in net assets resulting from operations                  (196,403,596)           19,254,372
                                                                                 ------------            ----------
Distributions to shareholders from:
   Net realized gain
     Class A                                                                               --           (28,920,944)
     Class B                                                                               --           (19,464,112)
     Class Y                                                                               --              (386,465)
                                                                                           --              --------
Total distributions                                                                        --           (48,771,521)
                                                                                           --           -----------

Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                        131,036,950           172,672,579
   Class B shares                                                                  78,374,952            83,730,762
   Class Y shares                                                                   6,637,099             4,826,518
Reinvestment of distributions at net asset value
   Class A shares                                                                          --            28,373,975
   Class B shares                                                                          --            19,238,538
   Class Y shares                                                                          --               386,465
Payments for redemptions
   Class A shares                                                                 (89,417,067)         (148,759,043)
   Class B shares (Note 2)                                                        (56,675,798)          (69,954,297)
   Class Y shares                                                                  (2,473,301)           (4,639,115)
                                                                                   ----------            ----------
Increase (decrease) in net assets from capital share transactions                  67,482,835            85,876,382
                                                                                   ----------            ----------
Total increase (decrease) in net assets                                          (128,920,761)           56,359,233
Net assets at beginning of period                                               1,168,162,901           111,803,668
                                                                                -------------           -----------
Net assets at end of period                                                    $1,039,242,140        $1,168,162,901
                                                                               ==============        ==============
Undistributed (excess of distributions over) net investment income             $   (2,809,562)       $       18,941
                                                                               --------------        --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Small Company Index Fund

(Unaudited as to July 31, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in common stocks of small capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class Y shares.

o   Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
21 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------
22 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.38% to 0.34% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Small-Cap Core Funds Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment increased the fee by $84,590 for the six months ended July 31, 2002.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19

o   Class B $20

o   Class Y $17

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

--------------------------------------------------------------------------------
23 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT

Sales charges received by the Distributor for distributing Fund shares were $1,161,203 for Class A and $211,288 for Class B for the six months ended July 31, 2002.

During the six months ended July 31, 2002, the Fund's custodian and transfer agency fees were reduced by $6,908 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $172,317,901 and $105,082,430, respectively, for the six months ended July 31, 2002. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                            Six months ended July 31, 2002
                                         Class A        Class B       Class Y

Sold                                   20,551,031     12,805,669     1,018,280
Issued for reinvested distributions            --             --            --
Redeemed                              (14,456,400)    (9,865,556)     (387,031)
                                      -----------     ----------      --------
Net increase (decrease)                 6,094,631      2,940,113       631,249
                                        ---------      ---------       -------

                                              Year ended Jan. 31, 2002
                                         Class A        Class B       Class Y

Sold                                   28,015,649     14,208,087       773,573
Issued for reinvested distributions     4,554,418      3,244,239        61,539
Redeemed                              (24,307,216)   (11,935,231)     (741,499)
                                      -----------    -----------      --------
Net increase (decrease)                 8,262,851      5,517,095        93,613
                                        ---------      ---------        ------

5. LENDING OF PORTFOLIO SECURITIES

As of July 31, 2002, securities valued at $17,077,826 were on loan to brokers. For collateral, the Fund received $20,115,080 in cash. Income from securities lending amounted to $139,618 for the six months ended July 31, 2002. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return securities when due.

6. STOCK INDEX FUTURES CONTRACTS

As of July 31, 2002, investments in securities included securities valued at $2,318,099 that were pledged as collateral to cover initial margin deposits on 49 open purchase contracts. The market value of the open purchase contracts as of July 31, 2002 was $9,619,925 with a net unrealized gain of $306,054.

--------------------------------------------------------------------------------
24 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT

7. BANK BORROWINGS

The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended July 31, 2002.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $2,982,099 as of Jan. 31, 2002, that will expire in 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
25 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT



9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Jan. 31,                                     2002(e)        2002         2001         2000         1999

Net asset value, beginning of period                              $6.35        $6.50        $6.30        $6.11        $6.47

Income from investment operations:

Net investment income (loss)                                       (.01)        (.01)          --         (.01)          --

Net gains (losses) (both realized and unrealized)                  (.96)         .13         1.07          .58         (.12)

Total from investment operations                                   (.97)         .12         1.07          .57         (.12)

Less distributions:

Distributions from realized gains                                    --         (.27)        (.87)        (.38)        (.24)

Net asset value, end of period                                    $5.38        $6.35        $6.50        $6.30        $6.11

Ratios/supplemental data

Net assets, end of period (in millions)                            $630         $705         $668         $608         $596

Ratio of expenses to average daily net assets(b)                   .95%(c)      .96%         .87%         .97%         .94%

Ratio of net investment income (loss)
to average daily net assets                                       (.17%)(c)    (.12%)       (.08%)       (.11%)       (.02%)

Portfolio turnover rate (excluding short-term securities)            9%          20%          44%          30%          29%

Total return(d)                                                 (15.28%)       1.98%       18.79%        9.41%       (1.69%)


Class B

Per share income and capital changes(a)

Fiscal period ended Jan. 31,                                     2002(e)        2002         2001         2000         1999

Net asset value, beginning of period                              $6.04        $6.25        $6.13        $6.00        $6.40

Income from investment operations:

Net investment income (loss)                                       (.03)        (.05)        (.05)        (.05)        (.04)

Net gains (losses) (both realized and unrealized)                  (.91)         .11         1.04          .56         (.12)

Total from investment operations                                   (.94)         .06          .99          .51         (.16)

Less distributions:

Distributions from realized gains                                    --         (.27)        (.87)        (.38)        (.24)

Net asset value, end of period                                    $5.10        $6.04        $6.25        $6.13        $6.00

Ratios/supplemental data

Net assets, end of period (in millions)                            $399         $455         $436         $392         $371

Ratio of expenses to average daily net assets(b)                  1.71%(c)     1.72%        1.63%        1.73%        1.70%

Ratio of net investment income (loss)
to average daily net assets                                       (.94%)(c)    (.88%)       (.84%)       (.87%)       (.79%)

Portfolio turnover rate (excluding short-term securities)            9%          20%          44%          30%          29%

Total return(d)                                                 (15.56%)       1.09%       18.01%        8.55%      (2.42%)


See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
26 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT



Class Y

Per share income and capital changes(a)

Fiscal period ended Jan. 31,                                     2002(e)        2002         2001         2000         1999

Net asset value, beginning of period                              $6.40        $6.54        $6.32        $6.12        $6.47

Income from investment operations:

Net investment income (loss)                                         --           --          .01           --           --

Net gains (losses) (both realized and unrealized)                  (.97)         .13         1.08          .58         (.11)

Total from investment operations                                   (.97)         .13         1.09          .58         (.11)

Less distributions:

Distributions from realized gains                                    --         (.27)        (.87)        (.38)        (.24)

Net asset value, end of period                                    $5.43        $6.40        $6.54        $6.32        $6.12

Ratios/supplemental data

Net assets, end of period (in millions)                             $10           $8           $8           $3           $2

Ratio of expenses to average daily net assets(b)                   .78%(c)      .79%         .71%         .81%         .87%

Ratio of net investment income (loss)
to average daily net assets                                       (.01%)(c)     .05%         .09%         .03%         .06%

Portfolio turnover rate (excluding short-term securities)            9%          20%          44%          30%          29%

Total return(d)                                                 (15.16%)       2.12%       19.04%        9.54%       (1.61%)


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Adjusted to an annual basis.

(d) Total return does not reflect payment of a sales charge.

(e) Six months ended July 31, 2002 (Unaudited).

--------------------------------------------------------------------------------
27 -- AXP SMALL COMPANY INDEX FUND -- 2002 SEMIANNUAL REPORT

American Express(R) Funds

Growth Funds
AXP(R) Emerging Markets Fund
AXP Equity Select Fund
AXP Focused Growth Fund
AXP Global Growth Fund
AXP Growth Fund
AXP Growth Dimensions Fund
AXP New Dimensions Fund(R)
AXP Partners International Aggressive Growth Fund
AXP Partners Small Cap Growth Fund
AXP Strategy Aggressive Fund

Blend Funds
AXP Blue Chip Advantage Fund
AXP Discovery Fund*
AXP European Equity Fund
AXP Global Balanced Fund
AXP International Fund
AXP International Equity Index Fund
AXP Large Cap Equity Fund
AXP Managed Allocation Fund
AXP Mid Cap Index Fund
AXP Nasdaq 100 Index(R) Fund
AXP Partners Small Cap Core Fund
AXP Research Opportunities Fund
AXP S&P 500 Index Fund
AXP Small Cap Advantage Fund
AXP Small Company Index Fund
AXP Stock Fund
AXP Total Stock Market Index Fund

Value Funds
AXP Diversified Equity Income Fund
AXP Equity Value Fund
AXP Large Cap Value Fund
AXP Mid Cap Value Fund
AXP Mutual
AXP Partners Fundamental Value Fund
AXP Partners International Select Value Fund
AXP Partners Select Value Fund
AXP Partners Small Cap Value Fund
AXP Partners Value Fund
AXP Progressive Fund*

Income/Tax-Exempt Income Funds
AXP Bond Fund
AXP Cash Management Fund**
AXP Extra Income Fund
AXP Federal Income Fund
AXP Global Bond Fund
AXP High Yield Tax-Exempt Fund
AXP Insured Tax-Exempt Fund
AXP Intermediate Tax-Exempt Fund
AXP Selective Fund
AXP State Tax-Exempt Funds
AXP Tax-Exempt Bond Fund
AXP Tax-Free Money Fund**
AXP U.S. Government Mortgage Fund

Sector Funds
AXP Global Technology Fund
AXP Precious Metals Fund
AXP Utilities Fund

These funds are also listed in the categories above.

AXP(R) Partners Funds
AXP Partners Fundamental Value Fund
AXP Partners International Aggressive Growth Fund
AXP Partners International Select Value Fund
AXP Partners Select Value Fund
AXP Partners Small Cap Core Fund
AXP Partners Small Cap Growth Fund
AXP Partners Small Cap Value Fund
AXP Partners Value Fund

International Funds
AXP Emerging Markets Fund
AXP European Equity Fund
AXP Global Balanced Fund
AXP Global Bond Fund
AXP Global Growth Fund
AXP International Fund
AXP Partners International Aggressive Growth Fund
AXP Partners International Select Value Fund

 * Closed to new investors.

** An investment in the Fund is not insured or guaranteed by the Federal
   Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more complete information about our funds, including fees and expenses, please call (800) 862-7919 for prospectuses. Read them carefully before you invest.

(9/02)

AXP Small Company Index Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

American
   Express(R)
 Funds

AMERICAN
   EXPRESS(R)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6361 G (9/02)